UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

Legg Mason Partners

130/30 U.S. Large Cap Equity Fund

Managed by	BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended April 30, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its preliminary estimate for first quarter 2008 GDP growth was a modest 0.9%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S. could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first four months of 2008 — the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of April 30, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	I

Letter from the chairman continued

increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market generated poor results during the six-month reporting period. Stock prices fell during the first five months of the reporting period before rallying somewhat in April 2008. The market’s troubles were due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and increasing fears of a recession. All told, the S&P 500 Indexiv returned -9.64% over the six-month period ended April 30, 2008.

Looking at U.S. stock prices more closely, the market’s weakness was broad in scope. Mid-cap stocks outperformed their large- and small-cap counterparts on a relative basis, as the Russell Midcapv, Russell 1000vi and Russell 2000vii Indexes returned -8.77%, -9.54% and -12.92%, respectively, during the six-month period ended April 30, 2008. From an investment style perspective, growth stocks modestly outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning -9.68% and -9.97%, respectively.

Performance review

Since its inception on November 8, 2007 through April 30, 2008, Class A shares of Legg Mason Partners 130/30 U.S. Large Cap Equity Fund, excluding sales charges, returned -4.74%. The Fund’s unmanaged benchmark, the Russell 1000 Index, returned -5.15% for the same period. The Lipper Long/Short Equity Funds Category Average1 returned -5.74% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from November 8, 2007 through April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 137 funds in the Fund’s Lipper category, and excluding sales charges.

II	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund

PERFORMANCE SNAPSHOT as of April 30, 2008 (excluding sales charges) (unaudited)
SINCE FUND INCEPTION*
130/30 U.S. Large Cap Equity Fund — Class A Shares	-4.74%
Russell 1000 Index	-5.15%
Lipper Long/Short Equity Funds Category Average[1]	-5.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned -5.00%, Class FI shares returned -4.74%, Class R shares returned -4.82% and Class I shares returned -4.56% over the period from November 8, 2007 through April 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

* The Fund’s inception date is November 8, 2007.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated November 7, 2007, the gross total operating expenses for Class A, Class C, Class FI, Class R and Class I shares were 1.96%, 2.71%, 1.96%, 2.21% and 1.61%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses, interest, dividend expense and fees for management of collateral, to average net assets will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares and 1.25% for Class I shares until February 28, 2009.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from November 8, 2007 through April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 137 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	III

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 30, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may not perform as well as other investments if the U.S. stock markets and, especially, large capitalization stocks decline or perform poorly relative to other types of investments. Because the Fund uses short sales as part of its investment strategy, the Fund bears certain additional risks. The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. By using the cash proceeds from short sales to purchase additional securities, the Fund expects to use leverage, which involves special risks. The use of leverage may cause increased volatility of returns. The Fund cannot guarantee that its leveraging strategy will be successful. The Fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

IV	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — April 30, 2008

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	1

Fund at a glance (unaudited) continued

SECURITIES SOLD SHORT BREAKDOWN (%) As a percent of total securities sold short — April 30, 2008

2	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 8, 2007 (inception date) and held for the period ended April 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[4]
Class A	(4.74)%	$1,000.00	$952.60	2.42%	$11.36
Class C	(5.00)	1,000.00	950.00	3.02	14.16
Class FI	(4.74)	1,000.00	952.60	2.34	10.99
Class R	(4.82)	1,000.00	951.80	2.67	12.53
Class I	(4.56)	1,000.00	954.40	2.04	9.59

[1]	For the period of November 8, 2007 (inception date) to April 30, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios include interest and dividend expense and management collateral fees related to securities sold short and not subject to a contractual expense limitation.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	3

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[3]
Class A	5.00%	$1,000.00	$1,012.41	2.42%	$11.71
Class C	5.00	1,000.00	1,009.52	3.02	14.59
Class FI	5.00	1,000.00	1,012.79	2.34	11.32
Class R	5.00	1,000.00	1,011.20	2.67	12.91
Class I	5.00	1,000.00	1,014.23	2.04	9.88

[1]	For the period of November 8, 2007 (inception date) April 30, 2008.

[2]	The expense ratios include interest and dividend expense and management collateral fees related to securities sold short and not subject to a contractual expense limitation.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 366.

4	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 128.4%
CONSUMER DISCRETIONARY — 11.8%
	Auto Components — 0.6%
484	BorgWarner Inc.(a)	$23,788
470	Goodyear Tire & Rubber Co.(a)*	12,587
	Total Auto Components	36,375
	Automobiles — 0.2%
187	DaimlerChrysler AG	14,478
	Diversified Consumer Services — 0.7%
353	Apollo Group Inc., Class A Shares(a)*	17,968
530	DeVry Inc.(a)	30,210
	Total Diversified Consumer Services	48,178
	Hotels, Restaurants & Leisure — 1.9%
420	Bally Technologies Inc.(a)*	14,150
1,628	Burger King Holdings Inc.(a)	45,421
780	McDonald’s Corp.(a)	46,472
630	Tim Hortons Inc.	21,641
	Total Hotels, Restaurants & Leisure	127,684
	Household Durables — 0.5%
290	Snap-on Inc.	17,200
440	Tupperware Brands Corp.	17,336
	Total Household Durables	34,536
	Internet & Catalog Retail — 0.6%
281	Priceline.com Inc.(a)*	35,867
	Leisure Equipment & Products — 0.4%
643	Hasbro Inc.	22,865
	Media — 2.1%
1,840	DIRECTV Group Inc.(a)*	45,338
790	Regal Entertainment Group, Class A Shares	14,978
1,289	Shaw Communications Inc.(a)	27,365
1,530	Walt Disney Co.(a)	49,618
	Total Media	137,299
	Multiline Retail — 0.9%
1,346	Big Lots Inc.(a)*	36,382
734	Dollar Tree Inc.(a)*	23,195
	Total Multiline Retail	59,577
	Specialty Retail — 2.2%
720	Aeropostale Inc.*	22,889
490	GameStop Corp., Class A Shares*	26,970
850	Gap Inc.(a)	15,827

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Specialty Retail — 2.2% continued
1,040	RadioShack Corp.(a)	$14,456
900	Ross Stores Inc.	30,141
1,080	TJX Cos. Inc.(a)	34,797
	Total Specialty Retail	145,080
	Textiles, Apparel & Luxury Goods — 1.7%
580	Hanesbrands Inc.*	20,311
710	NIKE Inc., Class B Shares(a)	47,428
610	V.F. Corp.	45,372
	Total Textiles, Apparel & Luxury Goods	113,111
	TOTAL CONSUMER DISCRETIONARY	775,050
CONSUMER STAPLES — 10.7%
	Beverages — 2.5%
1,304	Coca-Cola Co.(a)	76,767
720	Molson Coors Brewing Co., Class B Shares	39,485
583	PepsiAmericas Inc.	14,983
444	PepsiCo Inc.	30,427
	Total Beverages	161,662
	Food & Staples Retailing — 2.9%
840	BJ’s Wholesale Club Inc.*	32,021
1,386	CVS Corp.(a)	55,953
580	Safeway Inc.	18,328
1,481	Wal-Mart Stores Inc.(a)	85,868
	Total Food & Staples Retailing	192,170
	Food Products — 0.7%
1,456	Unilever NV(a)	48,834
	Household Products — 1.5%
590	Colgate-Palmolive Co.(a)	41,713
856	Procter & Gamble Co.(a)	57,395
	Total Household Products	99,108
	Personal Products — 1.7%
1,060	Alberto-Culver Co.(a)	26,680
890	Avon Products Inc.(a)	34,728
599	Estee Lauder Cos. Inc., Class A Shares	27,320
550	Herbalife Ltd.	24,079
	Total Personal Products	112,807
	Tobacco — 1.4%
1,127	Altria Group Inc.(a)	22,540
1,377	Philip Morris International Inc.(a)*	70,268
	Total Tobacco	92,808
	TOTAL CONSUMER STAPLES	707,389

See Notes to Financial Statements.

6	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

ENERGY — 20.7%
	Energy Equipment & Services — 5.8%
700	ENSCO International Inc.(a)	$44,611
520	FMC Technologies Inc.*	34,944
990	Helmerich & Payne Inc.(a)	53,212
410	National-Oilwell Varco Inc.*	28,065
855	Noble Corp.	48,119
540	Oil States International Inc.(a)*	27,032
970	Patterson-UTI Energy Inc.(a)	27,102
670	Pride International Inc.*	28,442
710	Rowan Cos. Inc.	27,683
760	Superior Energy Services Inc.*	33,729
208	Transocean Inc.*	30,672
	Total Energy Equipment & Services	383,611
	Oil, Gas & Consumable Fuels — 14.9%
489	Apache Corp.(a)	65,858
1,017	Chevron Corp.(a)	97,784
1,054	ConocoPhillips(a)	90,802
510	Devon Energy Corp.	57,834
1,267	El Paso Corp.(a)	21,716
697	EnCana Corp.(a)	56,325
2,625	Exxon Mobil Corp.(a)	244,309
594	Hess Corp.(a)	63,083
670	Imperial Oil Ltd.	39,222
190	Murphy Oil Corp.(a)	17,165
597	Nexen Inc.	20,782
590	Occidental Petroleum Corp.(a)	49,094
1,219	Petro-Canada(a)	61,096
1,050	Spectra Energy Corp.(a)	25,935
360	Suncor Energy Inc.	40,568
720	Williams Cos. Inc.	25,560
	Total Oil, Gas & Consumable Fuels	977,133
	TOTAL ENERGY	1,360,744
FINANCIALS — 19.7%
	Capital Markets — 3.2%
1,054	Bank of New York Mellon Corp.(a)	45,881
130	Goldman Sachs Group Inc.	24,878
600	Investment Technology Group Inc.(a)*	28,956
600	Northern Trust Corp.(a)	44,466
400	State Street Corp.	28,856

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Capital Markets — 3.2% continued
1,200	TD Ameritrade Holding Corp.(a)*	$21,720
570	Waddell & Reed Financial Inc., Class A Shares	19,300
	Total Capital Markets	214,057
	Commercial Banks — 2.7%
900	BancorpSouth Inc.(a)	21,627
500	Bank of Hawaii Corp.(a)	27,415
811	Credicorp Ltd.(a)	65,172
530	Cullen/Frost Bankers Inc.(a)	29,585
1,130	Wells Fargo & Co.(a)	33,617
	Total Commercial Banks	177,416
	Diversified Financial Services — 3.0%
1,125	Bank of America Corp.(a)	42,232
1,393	Citigroup Inc.(a)	35,201
1,335	JPMorgan Chase & Co.(a)	63,613
785	Nasdaq Stock Market Inc.(a)*	28,613
566	Principal Financial Group Inc.(a)	30,372
	Total Diversified Financial Services	200,031
	Insurance — 7.9%
650	AFLAC Inc.(a)	43,336
630	American International Group Inc.(a)	29,106
340	Arch Capital Group Ltd.*	24,021
890	Aspen Insurance Holdings Ltd.	23,131
530	Assurant Inc.	34,450
660	Chubb Corp.(a)	34,960
100	Fairfax Financial Holdings Ltd.	30,019
691	MetLife Inc.(a)	42,047
963	National Financial Partners Corp.(a)	25,924
300	PartnerRe Ltd.	22,194
718	Platinum Underwriters Holdings Ltd.	25,755
524	Prudential Financial Inc.(a)	39,672
370	StanCorp Financial Group Inc.	18,959
1,224	Sun Life Financial Inc.(a)	59,413
271	Transatlantic Holdings Inc.	17,574
955	Travelers Cos. Inc.(a)	48,132
	Total Insurance	518,693
	Real Estate Investment Trusts (REITs) — 2.4%
413	AMB Property Corp.	23,851
1,886	Annaly Capital Management Inc.(a)	31,609
250	Avalonbay Communities Inc.	24,937

See Notes to Financial Statements.

8	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Real Estate Investment Trusts (REITs) — 2.4% continued
287	Jones Lang LaSalle Inc.	$22,274
440	Nationwide Health Properties Inc.(a)	15,849
980	Senior Housing Properties Trust(a)	23,471
350	Ventas Inc.	16,996
	Total Real Estate Investment Trusts (REITs)	158,987
	Thrifts & Mortgage Finance — 0.5%
1,590	Hudson City Bancorp Inc.(a)	30,417
	TOTAL FINANCIALS	1,299,601
HEALTH CARE — 13.1%
	Biotechnology — 1.7%
480	Applera Corp. - Applied Biosystems Group(a)	15,317
656	Charles River Laboratories International Inc.(a)*	38,081
310	OSI Pharmaceuticals Inc.*	10,741
640	Techne Corp.*	46,413
	Total Biotechnology	110,552
	Health Care Equipment & Supplies — 1.3%
700	Hospira Inc.*	28,805
406	Kinetic Concepts Inc.*	16,102
920	St. Jude Medical Inc.*	40,278
	Total Health Care Equipment & Supplies	85,185
	Health Care Providers & Services — 2.5%
826	Aetna Inc.(a)	36,014
595	CIGNA Corp.(a)	25,412
608	Express Scripts Inc.(a)*	42,572
493	Health Net Inc.*	14,440
320	Humana Inc.(a)*	15,293
670	Medco Health Solutions Inc.*	33,192
	Total Health Care Providers & Services	166,923
	Life Sciences Tools & Services — 1.4%
501	Invitrogen Corp.(a)*	46,878
1,632	PerkinElmer Inc.(a)	43,346
	Total Life Sciences Tools & Services	90,224
	Pharmaceuticals — 6.2%
760	Abbott Laboratories	40,090
920	Barr Pharmaceuticals Inc.*	46,212
1,267	Bristol-Myers Squibb Co.(a)	27,836
1,260	Endo Pharmaceuticals Holdings Inc.(a)*	31,286
1,080	Johnson & Johnson(a)	72,457
961	Merck & Co. Inc.(a)	36,556

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Pharmaceuticals — 6.2% continued
600	Perrigo Co.(a)	$24,594
2,312	Pfizer Inc.(a)	46,494
1,700	Warner Chilcott Ltd., Class A Shares*	29,257
1,664	Watson Pharmaceuticals Inc.(a)*	51,651
	Total Pharmaceuticals	406,433
	TOTAL HEALTH CARE	859,317
INDUSTRIALS — 15.7%
	Aerospace & Defense — 3.7%
422	General Dynamics Corp.(a)	38,157
960	Honeywell International Inc.(a)	57,024
500	Lockheed Martin Corp.(a)	53,020
606	Northrop Grumman Corp.(a)	44,584
811	Raytheon Co.(a)	51,880
	Total Aerospace & Defense	244,665
	Air Freight & Logistics — 0.6%
540	Ryder System Inc.	36,974
	Commercial Services & Supplies — 2.3%
3,677	Allied Waste Industries Inc.(a)*	45,448
620	Brink’s Co.(a)	45,105
467	Manpower Inc.	31,350
460	Watson Wyatt Worldwide Inc., Class A Shares	26,965
	Total Commercial Services & Supplies	148,868
	Construction & Engineering — 1.8%
758	Chicago Bridge & Iron Co. NV, New York Registered Shares(a)	30,199
640	EMCOR Group Inc.*	16,038
270	Fluor Corp.	41,275
660	Shaw Group Inc.*	32,617
	Total Construction & Engineering	120,129
	Industrial Conglomerates — 2.1%
2,437	General Electric Co.(a)	79,690
747	United Technologies Corp.(a)	54,135
	Total Industrial Conglomerates	133,825
	Machinery — 3.5%
740	AGCO Corp.(a)*	44,496
688	Deere & Co.(a)	57,840
390	Flowserve Corp.	48,395
904	Manitowoc Co. Inc.(a)	34,189
670	Terex Corp.*	46,686
	Total Machinery	231,606

See Notes to Financial Statements.

10	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Marine — 0.8%
369	DryShips Inc.	$30,442
438	Kirby Corp.*	24,020
	Total Marine	54,462
	Road & Rail — 0.6%
620	CSX Corp.(a)	39,029
	Trading Companies & Distributors — 0.3%
1,110	United Rentals Inc.(a)*	20,912
	TOTAL INDUSTRIALS	1,030,470
INFORMATION TECHNOLOGY — 20.0%
	Communications Equipment — 2.7%
1,482	ADC Telecommunications Inc.(a)*	20,778
1,310	Cisco Systems Inc.(a)*	33,588
1,420	Corning Inc.(a)	37,928
940	Foundry Networks Inc.(a)*	11,966
439	Harris Corp.	23,719
430	Research In Motion Ltd.*	52,301
	Total Communications Equipment	180,280
	Computers & Peripherals — 5.0%
269	Apple Inc.(a)*	46,792
1,823	Hewlett-Packard Co.(a)	84,496
850	International Business Machines Corp.(a)	102,595
1,736	QLogic Corp.(a)*	27,707
1,326	Seagate Technology(a)	25,022
1,417	Western Digital Corp.(a)*	41,079
	Total Computers & Peripherals	327,691
	Electronic Equipment & Instruments — 0.5%
514	Avnet Inc.(a)*	13,462
1,847	Flextronics International Ltd.*	19,190
	Total Electronic Equipment & Instruments	32,652
	Internet Software & Services — 0.6%
62	Google Inc., Class A Shares(a)*	35,606
	IT Services — 2.2%
650	Accenture Ltd., Class A Shares	24,407
2,952	CGI Group Inc.(a)*	34,096
852	Hewitt Associates Inc., Class A Shares*	34,932
188	MasterCard Inc., Class A(a)	52,294
	Total IT Services	145,729
	Office Electronics — 0.5%
2,246	Xerox Corp.(a)	31,377

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Semiconductors & Semiconductor Equipment — 3.0%
1,200	Altera Corp.(a)	$25,536
724	ASML Holding NV, New York Registered Shares	20,533
3,167	Intel Corp.(a)	70,497
380	MEMC Electronic Materials Inc.(a)*	23,928
1,700	Teradyne Inc.*	22,593
1,470	Xilinx Inc.(a)	36,412
	Total Semiconductors & Semiconductor Equipment	199,499
	Software — 5.5%
550	Activision Inc.*	14,878
1,143	BMC Software Inc.(a)*	39,731
810	Check Point Software Technologies Ltd.*	19,132
1,374	MICROS Systems Inc.(a)*	48,983
3,535	Microsoft Corp.(a)	100,818
2,912	Oracle Corp.(a)*	60,715
1,288	Parametric Technology Corp.(a)*	22,450
1,393	Sybase Inc.(a)*	40,982
630	Synopsys Inc.*	14,559
	Total Software	362,248
	TOTAL INFORMATION TECHNOLOGY	1,315,082
MATERIALS — 8.4%
	Chemicals — 4.1%
940	Celanese Corp.(a)	42,065
427	CF Industries Holdings Inc.(a)	57,090
555	Mosaic Co.(a)*	67,993
210	Potash Corporation of Saskatchewan Inc.	38,629
1,100	RPM International Inc.(a)	24,530
1,003	Terra Industries Inc.(a)*	37,974
	Total Chemicals	268,281
	Containers & Packaging — 0.5%
626	Owens-Illinois Inc.*	34,524
	Metals & Mining — 3.8%
751	AK Steel Holding Corp.	47,148
481	ArcelorMittal(a)	42,852
250	Cleveland-Cliffs Inc.	40,100
510	Fording Canadian Coal Trust	31,666
227	Freeport-McMoRan Copper & Gold Inc., Class B Shares(a)	25,821
300	Nucor Corp.	22,650
1,176	Steel Dynamics Inc.(a)	40,984
	Total Metals & Mining	251,221
	TOTAL MATERIALS	554,026

See Notes to Financial Statements.

12	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 3.3%
	Diversified Telecommunication Services — 3.3%
2,872	AT&T Inc.(a)	$111,175
560	BCE Inc.	20,429
500	CenturyTel Inc.(a)	16,225
1,483	Verizon Communications Inc.(a)	57,066
1,120	Windstream Corp.(a)	13,149
	TOTAL TELECOMMUNICATION SERVICES	218,044
UTILITIES — 5.0%
	Electric Utilities — 2.1%
720	Edison International	37,563
300	Entergy Corp.	34,458
380	FirstEnergy Corp.	28,743
940	Hawaiian Electric Industries, Inc.	23,171
530	Pepco Holdings Inc.	13,202
	Total Electric Utilities	137,137
	Gas Utilities — 0.6%
372	Energen Corp.	25,385
320	ONEOK Inc.	15,399
	Total Gas Utilities	40,784
	Independent Power Producers & Energy Traders — 0.3%
230	Constellation Energy Group Inc.	19,469
	Multi-Utilities — 2.0%
890	Alliant Energy Corp.(a)	33,526
1,040	CenterPoint Energy Inc.(a)	15,829
590	MDU Resources Group, Inc.	17,033
1,100	OGE Energy Corp.(a)	35,959
690	Public Service Enterprise Group Inc.(a)	30,298
	Total Multi-Utilities	132,645
	TOTAL UTILITIES	330,035
	TOTAL INVESTMENTS — 128.4% (Cost — $8,405,901#)	8,449,758
	Securities Sold Short, at Value — (28.9)% (Proceeds — $1,924,206)	(1,902,968)
	Other Assets in Excess of Liabilities — 0.5%	32,786
	TOTAL NET ASSETS — 100.0%	$6,579,576

*	Non-income producing security.

(a)	All or a portion of this security is pledged to the broker as collateral for short sales.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	13

Schedule of securities sold short† (unaudited)

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — (28.9)%
CONSUMER DISCRETIONARY — (4.1)%
	Distributors — (0.3)%
390	Genuine Parts Co.	$16,559
	Hotels, Restaurants & Leisure — (1.2)%
360	Carnival Corp.	14,461
447	Cheesecake Factory Inc.*	10,116
240	MGM MIRAGE Inc.*	12,276
340	Orient-Express Hotels Ltd., Class A Shares	15,827
821	Starbucks Corp.*	13,325
140	Wynn Resorts Ltd.	14,747
	Total Hotels, Restaurants & Leisure	80,752
	Household Durables — (0.3)%
1,301	D.R. Horton Inc.	20,153
	Internet & Catalog Retail — (0.3)%
1,130	Liberty Media Holding Corp., Interactive Group, Series A Shares*	17,097
	Media — (0.6)%
566	Hearst-Argyle Television Inc.	11,727
385	Lamar Advertising Co., Class A Shares*	15,223
340	McGraw-Hill Cos. Inc.	13,937
	Total Media	40,887
	Multiline Retail — (0.5)%
966	Dillard’s Inc., Class A Shares	19,706
970	Saks Inc.*	12,620
	Total Multiline Retail	32,326
	Specialty Retail — (0.6)%
600	Bed Bath & Beyond Inc.*	19,500
1,429	Chico’s FAS Inc.*	10,103
490	Limited Brands Inc.	9,075
	Total Specialty Retail	38,678
	Textiles, Apparel & Luxury Goods — (0.3)%
1,178	Liz Claiborne Inc.	20,839
	TOTAL CONSUMER DISCRETIONARY	267,291
CONSUMER STAPLES — (1.2)%
	Food Products — (1.2)%
1,044	Campbell Soup Co.	36,331
1,106	Dean Foods Co.*	25,704
422	Hershey Co.	15,774
	TOTAL CONSUMER STAPLES	77,809

See Notes to Financial Statements.

14	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

ENERGY — (3.9)%
	Energy Equipment & Services — (1.4)%
240	Baker Hughes Inc.	$19,411
610	BJ Services Co.	17,245
290	Exterran Holdings Inc.*	19,369
720	Hercules Offshore Inc.*	18,979
1,133	TETRA Technologies Inc.*	18,423
	Total Energy Equipment & Services	93,427
	Oil, Gas & Consumable Fuels — (2.5)%
560	Cheniere Energy Inc.*	5,455
660	Peabody Energy Corp.	40,346
960	Petrohawk Energy Corp.*	22,694
280	Range Resources Corp.	18,586
340	Sunoco Inc.	15,779
450	Teekay Shipping Corp.	20,538
670	Tesoro Corp.	16,844
290	Ultra Petroleum Corp.*	24,090
	Total Oil, Gas & Consumable Fuels	164,332
	TOTAL ENERGY	257,759
FINANCIALS — (4.8)%
	Capital Markets — (0.3)%
290	AllianceBernstein Holding LP	17,986
	Commercial Banks — (1.1)%
607	BB&T Corp.	20,814
499	Regions Financial Corp.	10,938
256	SunTrust Banks Inc.	14,272
720	U.S. Bancorp	24,401
	Total Commercial Banks	70,425
	Consumer Finance — (0.5)%
340	Capital One Financial Corp.	18,020
760	SLM Corp.*	14,083
	Total Consumer Finance	32,103
	Diversified Financial Services — (0.1)%
572	CIT Group Inc.	6,229
	Insurance — (1.3)%
381	Arthur J. Gallagher & Co.	9,361
810	Brown & Brown Inc.	15,552
479	First American Corp.	15,711
591	Marsh & McLennan Cos. Inc.	16,306

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	15

Schedule of securities sold short† (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Insurance — (1.3)% continued
1,048	Old Republic International Corp.	$15,039
829	Progressive Corp.	15,079
	Total Insurance	87,048
	Real Estate Investment Trusts (REITs) — (0.8)%
184	Camden Property Trust	9,735
520	CBL & Associates Properties Inc.	12,735
432	Developers Diversified Realty Corp.	18,554
700	iStar Financial Inc.	13,475
	Total Real Estate Investment Trusts (REITs)	54,499
	Real Estate Management & Development — (0.1)%
333	Brookfield Asset Management Inc., Class A Shares	10,896
	Thrifts & Mortgage Finance — (0.6)%
510	Fannie Mae	14,433
760	Freddie Mac	18,932
943	Sovereign Bancorp Inc.	7,044
	Total Thrifts & Mortgage Finance	40,409
	TOTAL FINANCIALS	319,595
HEALTH CARE — (1.9)%
	Biotechnology — (0.2)%
174	Amgen Inc.*	7,285
243	Amylin Pharmaceuticals Inc.*	6,702
	Total Biotechnology	13,987
	Health Care Equipment & Supplies — (0.6)%
758	Boston Scientific Corp.*	10,104
160	Medtronic Inc.	7,789
241	ResMed Inc.*	10,392
146	Zimmer Holdings Inc.*	10,827
	Total Health Care Equipment & Supplies	39,112
	Health Care Providers & Services — (0.4)%
591	Brookdale Senior Living Inc.	15,472
625	Omnicare Inc.	12,719
	Total Health Care Providers & Services	28,191
	Life Sciences Tools & Services — (0.3)%
950	MDS Inc.*	18,915
	Pharmaceuticals — (0.4)%
260	Allergan Inc.	14,656
650	Mylan Laboratories Inc.	8,561
	Total Pharmaceuticals	23,217
	TOTAL HEALTH CARE	123,422

See Notes to Financial Statements.

16	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

INDUSTRIALS — (3.0)%
	Airlines — (0.3)%
2,170	AMR Corp.*	$19,031
	Building Products — (0.5)%
743	Masco Corp.	13,530
812	Owens Corning Inc.*	17,141
	Total Building Products	30,671
	Commercial Services & Supplies — (0.3)%
396	ChoicePoint Inc.*	19,147
	Construction & Engineering — (0.8)%
1,130	Quanta Services Inc.*	29,990
530	URS Corp.*	21,380
	Total Construction & Engineering	51,370
	Machinery — (0.9)%
270	Danaher Corp.	21,066
496	IDEX Corp.	18,198
400	PACCAR Inc.	18,928
	Total Machinery	58,192
	Road & Rail — (0.2)%
1,062	YRC Worldwide Inc.*	17,257
	TOTAL INDUSTRIALS	195,668
INFORMATION TECHNOLOGY — (5.3)%
	Communications Equipment — (0.2)%
702	F5 Networks Inc.*	15,886
	Computers & Peripherals — (1.3)%
850	EMC Corp.*	13,090
1,150	NCR Corp.*	28,325
840	NetApp Inc.*	20,328
948	SanDisk Corp.*	25,681
	Total Computers & Peripherals	87,424
	Electronic Equipment & Instruments — (0.7)%
440	National Instruments Corp.	12,945
1,080	Trimble Navigation Ltd.*	35,413
	Total Electronic Equipment & Instruments	48,358
	Internet Software & Services — (0.6)%
230	Equinix Inc.*	20,797
833	ValueClick Inc.*	16,618
	Total Internet Software & Services	37,415
	IT Services — (0.6)%
580	Cognizant Technology Solutions Corp., Class A Shares*	18,705
485	Paychex Inc.	17,639
	Total IT Services	36,344

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	17

Schedule of securities sold short† (unaudited) continued

April 30, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

	Semiconductors & Semiconductor Equipment — (1.0)%
580	Cypress Semiconductor Corp.*	$16,310
470	KLA-Tencor Corp.	20,530
306	Microchip Technology Inc.	11,245
854	Rambus Inc.*	19,608
	Total Semiconductors & Semiconductor Equipment	67,693
	Software — (0.9)%
440	Autodesk Inc.*	16,720
600	Citrix Systems Inc.*	19,650
960	Red Hat Inc.*	19,747
	Total Software	56,117
	TOTAL INFORMATION TECHNOLOGY	349,237
MATERIALS — (2.6)%
	Chemicals — (0.6)%
390	Ashland Inc.	20,678
710	Cabot Corp.	20,703
	Total Chemicals	41,381
	Construction Materials — (0.3)%
320	Vulcan Materials Co.	22,023
	Containers & Packaging — (0.4)%
310	Ball Corp.	16,672
842	Temple-Inland Inc.	9,826
	Total Containers & Packaging	26,498
	Metals & Mining — (0.3)%
2,030	Ivanhoe Mines Ltd.*	19,508
	Paper & Forest Products — (1.0)%
2,100	Domtar Corp.*	12,537
780	MeadWestvaco Corp.	20,514
450	Weyerhaeuser Co.	28,746
	Total Paper & Forest Products	61,797
	TOTAL MATERIALS	171,207
TELECOMMUNICATION SERVICES — (0.7)%
	Diversified Telecommunication Services — (0.2)%
920	Time Warner Telecom Inc., Class A Shares*	18,032
	Wireless Telecommunication Services — (0.5)%
476	Clearwire Corp., Class A Shares*	7,207
465	Leap Wireless International Inc.*	24,863
	Total Wireless Telecommunication Services	32,070
	TOTAL TELECOMMUNICATION SERVICES	50,102

See Notes to Financial Statements.

18	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND
SHARES	SECURITY	VALUE

UTILITIES — (1.4)%
	Gas Utilities — (0.4)%
390	Atmos Energy Corp.	$10,795
580	Southern Union Co.	14,860
	Total Gas Utilities	25,655
	Independent Power Producers & Energy Traders — (0.3)%
1,920	Dynegy Inc.*	16,551
	Multi-Utilities — (0.2)%
360	Consolidated Edison Inc.	14,976
	Water Utilities — (0.5)%
1,828	Aqua America Inc.	33,696
	TOTAL UTILITIES	90,878
	TOTAL SECURITIES SOLD SHORT (Proceeds — $1,924,206)	$1,902,968

*	Non-income producing security.

†	Percentages indicated are based on net assets.

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

April 30, 2008

ASSETS:
Investments, at value (Cost — $8,405,901)	$8,449,758
Deposits with brokers for short sales (Note 1)	198,641
Receivable from investment manager	30,468
Receivable for Fund shares sold	25,000
Dividends and interest receivable	7,557
Total Assets	8,711,424
LIABILITIES:
Investments sold short, at value (proceeds received $1,924,206)	1,902,968
Due to custodian	147,036
Distribution fees payable	1,827
Dividends payable for short sales	1,421
Interest payable	1,126
Trustees’ fees payable	46
Accrued expenses	77,424
Total Liabilities	2,131,848
TOTAL NET ASSETS	$6,579,576
NET ASSETS:
Par value (Note 5)	$6
Paid-in capital in excess of par value	6,787,685
Accumulated net investment loss	(11,635)
Accumulated net realized loss on investments, short sales and foreign currency transactions	(261,575)
Net unrealized appreciation on investments, short sales and foreign currencies	65,095
TOTAL NET ASSETS	$6,579,576
Shares Outstanding:
Class A	412,890
Class C	103,536
Class FI	21,819
Class R	8,772
Class I	59,019
Net Asset Value:
Class A (and redemption price)	$10.86
Class C1	$10.83
Class FI (offering price and redemption price)	$10.86
Class R (offering price and redemption price)	$10.85
Class I (offering price and redemption price)	$10.88
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.52

[1]	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

20	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended April 30, 2008†

INVESTMENT INCOME:
Dividends	$48,763
Interest	4,876
Less: Foreign taxes withheld	(771)
Total Investment Income	52,868
EXPENSES:
Legal fees	48,466
Investment management fee (Note 2)	26,220
Dividend expense on securities sold short	17,159
Registration fees	16,505
Audit and tax	15,658
Shareholder reports (Note 4)	12,928
Distribution fees (Notes 2 and 4)	8,234
Interest expense	5,602
Custody fees	1,239
Collateral management fees	794
Trustees’ fees	162
Transfer agent fees (Note 4)	142
Miscellaneous expenses	2,206
Total Expenses	155,315
Less: Fee waivers and/or expense reimbursements (Note 2)	(90,581)
Fees paid indirectly (Note 1)	(231)
Net Expenses	64,503
NET INVESTMENT LOSS	(11,635)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SHORT SALES AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(352,333)
Short sales	90,792
Foreign currency transactions	(34)
Net Realized Loss	(261,575)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	43,857
Short sales	21,238
Change in Net Unrealized Appreciation/Depreciation	65,095
Net Loss on Investments, Short Sales and Foreign Currency Transactions	(196,480)
DECREASE IN NET ASSETS FROM OPERATIONS	$(208,115)

†	For the period November 8, 2007 (inception date) to April 30, 2008.

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	21

Statement of changes in net assets

FOR THE PERIOD ENDED APRIL 30, 2008† (unaudited)	2008
OPERATIONS:
Net investment loss	$(11,635)
Net realized loss	(261,575)
Change in net unrealized appreciation/depreciation	65,095
Decrease in Net Assets From Operations	(208,115)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	6,787,691
Increase in Net Assets From Fund Share Transactions	6,787,691
INCREASE IN NET ASSETS	6,579,576
NET ASSETS:
Beginning of period	—
End of period*	$6,579,576
* Includes accumulated net investment loss of:	$(11,635)
†	For the period November 8, 2007 (inception date) to April 30, 2008.

See Notes to Financial Statements.

22	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES	2008[1,2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.02)
Net realized and unrealized loss	(0.52)
Total loss from operations	(0.54)
NET ASSET VALUE, END OF PERIOD	$10.86
Total return[3]	(4.74)%
NET ASSETS, END OF PERIOD (000s)	$4,485
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	5.64%[4]
Gross expenses, excluding interest and dividend expense and collateral management fees	4.72 [4]
Net expenses[5,6,7]	2.42 [4]
Net expenses, excluding interest and dividend expense and collateral management fees[5,6,7]	1.50 [4]
Net investment loss	(0.40)[4]
PORTFOLIO TURNOVER RATE	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 8, 2007 (inception date) to April 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses, interest, dividend expense and fees for management of collateral, to average net assets of Class A shares will not exceed 1.50% until February 28, 2009.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	There was an impact of 0.01% to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	23

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES	2008[1,2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.05)
Net realized and unrealized loss	(0.52)
Total loss from operations	(0.57)
NET ASSET VALUE, END OF PERIOD	$10.83
Total return[3]	(5.00)%
NET ASSETS, END OF PERIOD (000s)	$1,121
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	7.86%[4]
Gross expenses, excluding interest and dividend expense and collateral management fees	7.08%[4]
Net expenses[5,6,7]	3.02 [4]
Net expenses, excluding interest and dividend expense and collateral management fees[5,6,7]	2.24 [4]
Net investment loss	(1.05)[4]
PORTFOLIO TURNOVER RATE	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 8, 2007 (inception date) to April 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses, interest, dividend expense and fees for management of collateral, to average net assets of Class C shares will not exceed 2.25% until February 28, 2009.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	There was an impact of 0.01% to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

24	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS FI SHARES	2008[1],2
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.02)
Net realized and unrealized loss	(0.52)
Total loss from operations	(0.54)
NET ASSET VALUE, END OF PERIOD	$10.86
Total return[3]	(4.74)%
NET ASSETS, END OF PERIOD (000s)	$237
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	6.51%[4]
Gross expenses, excluding interest and dividend expense and collateral management fees	5.67 [4]
Net expenses[5,6,7]	2.34 [4]
Net expenses, excluding interest and dividend expense and collateral management fees[5,6,7]	1.50 [4]
Net investment loss	(0.30)[4]
PORTFOLIO TURNOVER RATE	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 8, 2007 (inception date) to April 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses, interest, dividend expense and fees for management of collateral, to average net assets of Class FI shares will not exceed 1.50% until February 28, 2009.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	There was an impact of 0.01% to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	25

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS R SHARES	2008[1,2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.03)
Net realized and unrealized loss	(0.52)
Total loss from operations	(0.55)
NET ASSET VALUE, END OF PERIOD	$10.85
Total return[3]	(4.82)%
NET ASSETS, END OF PERIOD (000s)	$95
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	5.96%[4]
Gross expenses, excluding interest and dividend expense and collateral management fees	5.04 [4]
Net expenses[5,6,7]	2.67 [4]
Net expenses, excluding interest and dividend expense and collateral management fees[5,6,7]	1.75 [4]
Net investment loss	(0.64)[4]
PORTFOLIO TURNOVER RATE	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 8, 2007 (inception date) to April 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses, interest, dividend expense and fees for management of collateral, to average net assets of Class R shares will not exceed 1.75% until February 28, 2009.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	There was an impact of 0.01% to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

26	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES	2008[1,2]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.00)[3]
Net realized and unrealized loss	(0.52)
Total loss from operations	(0.52)
NET ASSET VALUE, END OF PERIOD	$10.88
Total return[4]	(4.56)%
NET ASSETS, END OF PERIOD (000s)	$642
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	6.61%[5]
Gross expenses, excluding interest and dividend expense and collateral management fees	5.82 [5]
Net expenses[6,7,8]	2.04 [5]
Net expenses, excluding interest and dividend expense and collateral management fees[6,7,8]	1.25 [5]
Net investment loss	(0.03)[5]
PORTFOLIO TURNOVER RATE	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 8, 2007 (inception date) to April 30, 2008 (unaudited).

[3]	Amount represents less than $(0.01) per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses, interest, dividend expense and fees for management of collateral, to average net assets of Class I shares will not exceed 1.25% until February 28, 2009.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	There was an impact of 0.01% to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale may be retained by the broker until the Fund replaces the borrowed security. However, the Fund is expected to use the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement securities as collateral for the broker. The Fund may use securities it owns to meet any such collateral obligations. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

28	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(g) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

30	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	1.000%
Next $1 billion	0.975
Next $3 billion	0.950
Next $5 billion	0.925
Over $10 billion	0.900

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Batterymarch the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.

During the period ended April 30, 2008, the Fund’s Class A, C, FI, R and I shares had contractual expense limitations in place of 1.50%, 2.25%, 1.50%, 1.75% and 1.25%, respectively.

During the period ended April 30, 2008, the Fund was reimbursed for expenses amounting to $90,581.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holding of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended April 30, 2008, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the period ended April 30, 2008, there were no CDSCs paid to LMIS and its affiliates.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

3. Investments

During the period ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$10,861,189
Sales	2,102,954
Securities sold short	3,012,737
Covers on securities sold short	997,738

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$619,087
Gross unrealized depreciation	(553,992)
Net unrealized appreciation	$65,095

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C, FI and R shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the period ended April 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES[1]	TRANSFER AGENT FEES[1]	SHAREHOLDER REPORTS EXPENSES[1]
Class A	$5,345	$35	$10,781
Class C	2,481	30	1,421
Class FI	179	46	272
Class R	229	21	252
Class I	—	10	202
Total	$8,234	$142	$12,928

[1]	For the period November 8, 2007 (inception date) to April 30, 2008.

5. Shares of beneficial interest

At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report

Transactions in shares of each class were as follows:

	PERIOD ENDED APRIL 30, 2008[1]
	SHARES	AMOUNT
Class A
Shares sold	412,890	$4,706,730
Net increase	412,890	$4,706,730
Class C
Shares sold	103,536	$1,114,075
Net increase	103,536	$1,114,075
Class FI
Shares sold	21,819	$236,886
Net increase	21,819	$236,886
Class R
Shares sold	8,772	$100,000
Net increase	8,772	$100,000
Class I
Shares sold	59,019	$630,000
Net increase	59,019	$630,000

[1]	For the period November 8, 2007 (inception date) to April 30, 2008.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund 2008 Semi-Annual Report	33

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Fund’s Board of Trustees, the Board considered the initial approval for a two-year period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Batterymarch Financial Management, Inc. (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be provided to the Fund under the Management Agreement and Sub-Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason Partners fund complex, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by

34	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund

the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board members then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight to be provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s experience in using short sales as an investment technique, brokerage policies and practices, including the establishment of a prime brokerage arrangement for the Fund, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Adviser.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser would

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	35

Board approval of management and subadvisory agreements (unaudited) continued

not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Adviser.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s proposed distribution arrangements, including how amounts to be received by the Fund’s distributors would be expended, and the estimated fees to be received and estimated expenses to be incurred in connection with such arrangements by affiliates of the Manager. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of comparable retail front-end load funds, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Economies of Scale

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that, as a new fund, the Fund’s assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board noted, however, that the Contractual Management Fee increases the potential for sharing economies of scale with shareholders as the Fund’s assets grow than if no breakpoints were in place. The Board also noted that as the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative expense information and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other Benefits to the Manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the

36	Legg Mason Partners 130/30 U.S. Large Cap Equity Fund

Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	37

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners 130/30 U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011033 6/08 SR08-585

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accounting Fees And Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: July 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: July 1, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: July 1, 2008